Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Original cost		$ 84,070	$ 86,734
Property, Plant and Equipment, Net		48,336	50,507
Consolidation, Eliminations [Member]
Property, Plant and Equipment [Line Items]
Original cost		(462)	(419)
Property, Plant and Equipment, Net		(390)	(354)
Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Original cost		731	371
Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Original cost		36,551	38,249
Property, Plant and Equipment, Net	[1]	17,207	17,574
Subsidiaries [Member] | Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Original cost		700	707
Property, Plant and Equipment, Net		$ 689	671
Depreciable lives-new (in years)		8 years
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 7,683	8,910
Property, Plant and Equipment, Net		$ 3,048	4,205
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		8 years
Subsidiaries [Member] | Buildings Structures And Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		40 years
Subsidiaries [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 23,437	25,323
Property, Plant and Equipment, Net		$ 9,085	9,701
Subsidiaries [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		4 years
Subsidiaries [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		20 years
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 4,731	3,309
Property, Plant and Equipment, Net		$ 4,385	2,997
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		1 year
Subsidiaries [Member] | Leasehold Costs And Manufacturing Plant Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		10 years
Subsidiaries GECC [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 47,981	48,904
Property, Plant and Equipment, Net		31,519	33,287
Subsidiaries GECC [Member] | Air Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost		46,017	46,768
Property, Plant and Equipment, Net		$ 30,573	32,315
Subsidiaries GECC [Member] | Air Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		20 years
Subsidiaries GECC [Member] | Air Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		20 years
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 767	783
Property, Plant and Equipment, Net		$ 539	558
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		6 years
Subsidiaries GECC [Member] | Other Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		25 years
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Original cost		$ 1,197	1,353
Property, Plant and Equipment, Net		$ 407	$ 414
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		1 year
Subsidiaries GECC [Member] | Equipment Leased to Other Party [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)		35 years

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.